Cash generated from operations	12 Months Ended
Sep. 30, 2021
Cash generated from operations
Cash generated from operations

16.    Cash generated from operations

	2021	2020	2019
	$	$	$
(Loss) / profit before tax	(271,729,101)	(1,136,853)	783,847
Adjustments for:
Depreciation	52,550	4,787	308
Change in trade and other receivables	(6,131,559)	(173,204)	(57,608)
Change in trade and other payables	(1,289,125)	(1,283,887)	3,632,800
Share option charge	165,570	121,597	11,392
Finance income	—	(64,902)	(510,252)
Interest payable	1,078,070	392,783	88,466
Change in fair value of warrants	98,090,070	—	—
IFRS 2 adjustment relating to reverse acquisition	155,459,939	—	—
Cash (used in)/generated from operations	(24,303,586)	(2,139,679)	3,948,953
Reconciliation of net cashflow to movements in net debt:
Opening net cash/(debt)	(5,265,371)	929,056	310,479
Convertible facilities received	(14,147,700)	(1,679,652)	(3,706,686)
Borrowings received	(5,041,971)	—	—
Net interest charge	(99,904)	332,124	409,218
Facilities converted	18,863,600	—	—
Repayment of borrowings	6,119,891	—	—
Movement in cash	86,765,376	(4,225,118)	3,916,045
Movement on foreign exchange	(228,132)	42,468	—
Movement in net cash/ (debt)	92,231,160	(6,194,427)	618,577
Closing net cash/(debt)	86,965,789	(5,265,371)	929,056
Composition of closing net cash/(debt)
Cash	86,965,789	194,602	4,226,524
Bank loans	—	(1,033,632)	—
Convertible loans	—	(4,426,340)	(3,297,468)
Net cash/(debt)	86,965,789	(5,265,371)	929,056